Summary of Segment Information (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Segment Reporting Information [Line Items]
Total lease rental income	$ 192,163	$ 203,232	$ 387,064	$ 401,950
Trading container margin	199	447	44	1,309
Gain on sale of owned fleet containers, net	7,703	23,213	17,251	39,126
Depreciation	70,527		142,365
Depreciation and amortization	70,527	72,957	142,365	145,450
Container lessee default expense, net	12	435	51	555
Interest expense	42,138	37,593	84,268	72,902
Segment income (loss) before income taxes	57,647	85,606	117,718	164,919
Income tax (expense) benefit	(1,346)	(2,047)	(2,822)	(3,686)
Total assets	7,435,156	7,895,527	7,435,156	7,895,527	$ 7,613,234
Purchase of containers and fixed assets	35,491	92,109	38,435	195,071
Payments on container leaseback financing receivable	96,740	137,372	96,740	533,867
Container Ownership
Segment Reporting Information [Line Items]
Total lease rental income	180,519	189,715	363,376	375,068
Gain on sale of owned fleet containers, net	7,703	23,017	17,251	38,930
Depreciation	71,993		145,302
Depreciation and amortization		74,429		148,462
Container lessee default expense, net	12	435	51	555
Interest expense	41,936	37,381	83,865	72,479
Segment income (loss) before income taxes	47,389	72,749	97,709	139,962
Income tax (expense) benefit	(1,913)	(2,279)	(3,671)	(3,611)
Total assets	7,388,210	7,839,857	7,388,210	7,839,857
Purchase of containers and fixed assets	35,494	92,021	38,438	192,952
Payments on container leaseback financing receivable	96,740	137,372	96,740	533,867
Container Management
Segment Reporting Information [Line Items]
Total lease rental income	10,915	12,837	22,232	25,602
Depreciation	406		800
Depreciation and amortization		432		805
Interest expense	202	212	403	423
Segment income (loss) before income taxes	7,385	11,070	13,038	24,863
Income tax (expense) benefit	567	232	849	(75)
Total assets	178,516	241,930	178,516	241,930
Purchase of containers and fixed assets	(3)	88	(3)	2,119
Container Resale
Segment Reporting Information [Line Items]
Trading container margin	199	447	44	1,309
Segment income (loss) before income taxes	3,747	3,849	7,152	6,856
Total assets	8,320	7,343	8,320	7,343
Other
Segment Reporting Information [Line Items]
Segment income (loss) before income taxes	(1,923)	(2,023)	(3,822)	(3,046)
Total assets	5,046	5,933	5,046	5,933
Management Fees - Non-Leasing
Segment Reporting Information [Line Items]
Revenue	710	673	1,454	1,205
Management Fees - Non-Leasing | External Customers
Segment Reporting Information [Line Items]
Revenue	710	673	1,454	1,205
Management Fees - Non-Leasing | Container Management
Segment Reporting Information [Line Items]
Revenue	16,156	20,350	30,920	43,057
Management Fees - Non-Leasing | Container Management | External Customers
Segment Reporting Information [Line Items]
Revenue	48	62	97	119
Management Fees - Non-Leasing | Container Resale
Segment Reporting Information [Line Items]
Revenue	3,502	3,426	7,238	6,010
Management Fees - Non-Leasing | Container Resale | External Customers
Segment Reporting Information [Line Items]
Revenue	662	611	1,357	1,086
Eliminations
Segment Reporting Information [Line Items]
Total lease rental income	729	680	1,456	1,280
Gain on sale of owned fleet containers, net		196		196
Depreciation	(1,872)		(3,737)
Depreciation and amortization		(1,904)		(3,817)
Segment income (loss) before income taxes	1,049	(39)	3,641	(3,716)
Total assets	(144,936)	(199,536)	(144,936)	(199,536)
Eliminations | Management Fees - Non-Leasing
Segment Reporting Information [Line Items]
Revenue	$ (19,658)	$ (23,776)	$ (38,158)	$ (49,067)